UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund: CMA Ohio Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


CMA Ohio Municipal Money Fund

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
Ohio - 97.0%           $   10,820    ABN AMRO Munitops Certificates Trust, Ohio, GO, VRDN, Series 2003-34,
                                     3.54% due 12/01/2011 (a)(e)                                                      $    10,820

                            5,000    ABN AMRO Munitops Certificates Trust, Ohio, GO, VRDN, Series 2004-23,
                                     3.54% due 12/01/2011 (a)(d)                                                            5,000

                            5,000    ABN AMRO Munitops Certificates Trust, Ohio, VRDN, Series 2004-4, 3.54%
                                     due 6/01/2012 (a)(c)                                                                   5,000

                            7,595    ABN AMRO Munitops Certificates Trust, South-Western City, Ohio, School
                                     District Revenue Bonds, VRDN, Series 2001-7, 3.54% due 12/01/2007 (a)(c)               7,595

                            4,930    ABN AMRO Munitops Certificates Trust, Westerville, Ohio, City School District,
                                     VRDN, Series 2001-3, 3.54% due 6/01/2009 (a)(f)                                        4,930

                            1,995    Akron, Ohio, Income Tax Revenue Bonds, ROCS, VRDN, Series II-R-2137, 3.55%
                                     due 12/01/2020 (a)(d)                                                                  1,995

                            1,835    Ashland, Ohio, Various Purpose Improvement Notes, GO, 4% due 5/25/2006                 1,842

                              900    Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula County
                                     Medical Center Project), VRDN, 3.54% due 12/01/2007 (a)                                  900

                            1,175    Barberton, Ohio, GO, State Improvement Notes, 4.50% due 11/16/2006                     1,186

                            2,000    Brunswick, Ohio, Storm Water Drainage System Notes, GO, 4.25% due 5/24/2006            2,010

                            8,665    Butler County, Ohio, EDR (Great Miami Valley YMCA Project), VRDN, 3.54%
                                     due 9/01/2020 (a)                                                                      8,665

                            3,815    Cincinnati, Ohio, City School District, GO, PUTTERS, VRDN, Series 315, 3.55%
                                     due 6/01/2010 (a)(e)                                                                   3,815

                            4,160    Cleveland Heights, Ohio, GO, BAN, 4.25% due 12/07/2006                                 4,194

                            4,500    Clinton County, Ohio, Hospital Revenue Refunding Bonds (Memorial Hospital
                                     Project), VRDN, Series A-1, 3.60% due 8/01/2022 (a)                                    4,500


Portfolio Abbreviations


To simplify the listings of CMA Ohio Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
CP        Commercial Paper
EDR       Economic Development Revenue Bonds
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
PUTTERS   Puttable Tax Exempt Receipts
ROCS      Reset Option Certificates
VRDN      Variable Rate Demand Notes


CMA Ohio Municipal Money Fund

Schedule of Investments as of December 31, 2005 (concluded)                                                        (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
Ohio                   $    1,235    Clinton County, Ohio, Hospital Revenue Refunding Bonds (Saint Luke's Hospital
(concluded)                          Project), VRDN, 3.50% due 12/01/2006 (a)                                         $     1,235

                            4,015    Clinton County, Ohio, Hospital Revenue Refunding Bonds, VRDN, Series D-1,
                                     3.50% due 12/01/2015 (a)                                                               4,015

                            8,035    Columbus, Ohio, Regional Airport Authority, M/F Housing Revenue Refunding
                                     Bonds (West Bay Apartments Project), VRDN, AMT, 3.65% due 12/01/2034 (a)               8,035

                           10,000    Columbus, Ohio, Regional Airport Authority, Senior Capital Funding Revenue
                                     Bonds (Oasbo Expanded Asset Pooled Financing Program), VRDN, 3.52% due
                                     7/01/2035 (a)                                                                         10,000

                            4,575    Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax Development
                                     Corporation), VRDN, 3.59% due 6/01/2022 (a)                                            4,575

                            3,000    Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project), VRDN, 3.56%
                                     due 7/01/2031 (a)                                                                      3,000

                            4,425    Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (A.M. McGregor
                                     Home Project), VRDN, 3.56% due 1/01/2034 (a)                                           4,425

                            2,980    Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Catholic Charities
                                     Facilities), VRDN, 3.60% due 7/01/2012 (a)                                             2,980

                            4,800    Cuyahoga County, Ohio, Hospital Facilities Revenue Bonds (Sisters of Charity
                                     Health System), VRDN, 3.56% due 11/01/2030 (a)                                         4,800

                              310    Cuyahoga County, Ohio, IDR (Athens Pastries Inc. Project), VRDN, AMT, 3.66%
                                     due 6/03/2009 (a)                                                                        310

                              145    Cuyahoga County, Ohio, IDR (Erieview Metal Treating Project), VRDN, 3.66% due
                                     5/05/2010 (a)                                                                            145

                            3,430    Cuyahoga County, Ohio, IDR (King Nut Project), VRDN, AMT, 3.66% due 5/01/2021 (a)      3,430

                              810    Cuyahoga County, Ohio, IDR, Refunding (Curtiss Wright Project), VRDN, 3.65% due
                                     12/01/2008 (a)                                                                           810

                            1,830    Cuyahoga County, Ohio, IDR, Refunding (Parma Care Center Inc. Project), VRDN,
                                     AMT, 3.59% due 12/01/2011 (a)                                                          1,830

                            3,600    Deerfield Township, Ohio, Tax Increment Revenue Bonds, Subordinated Notes, VRDN,
                                     Series A, 3.54% due 12/01/2022 (a)                                                     3,600

                            5,000    Dover, Ohio, Improvement Notes, GO, 3.50% due 1/12/2006                                5,002

                            2,000    Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School District, GO, VRDN,
                                     Series 2004-34, Class A, 3.55% due 12/01/2031 (a)(e)                                   2,000

                            4,000    Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN, Series 98,
                                     Class 3501, 3.55% due 1/01/2021 (a)                                                    4,000

                            2,550    Elyria, Ohio, GO, BAN, 4% due 10/18/2006                                               2,567

                            2,500    Franklin County, Ohio, IDR, Refunding (Heekin Can Inc. Project), VRDN, 3.57%
                                     due 5/01/2007 (a)                                                                      2,500

                           12,000    Fulton County, Ohio, Revenue Refunding Bonds (Fulton County Health Center),
                                     VRDN, 3.58% due 11/01/2035 (a)                                                        12,000

                            3,100    Geauga County, Ohio, GO, BAN, 4% due 8/29/2006                                         3,120

                              305    Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 3.66% due
                                     9/01/2016 (a)                                                                            305

                            4,800    Hamilton County, Ohio, EDR (The Contemporary Arts Center), VRDN, 3.60% due
                                     11/01/2021 (a)                                                                         4,800

                            4,035    Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Sisters of Charity
                                     Senior Care), VRDN, 3.58% due 8/01/2027 (a)                                            4,035

                            1,240    Hamilton County, Ohio, Parking System Revenue Bonds, VRDN, 3.51% due 12/01/2026 (a)    1,240

                            3,200    Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban
                                     Redevelopment Corporation Project), VRDN, 3.55% due 8/01/2036 (a)                      3,200

                            3,720    Hancock County, Ohio, GO, Refunding, BAN, Series A, 4.25% due 11/10/2006               3,755

                            5,965    Hancock County, Ohio, M/F Housing Revenue Bonds (Crystal Glen Apartments), VRDN,
                                     AMT, Series A, 3.59% due 1/01/2031 (a)                                                 5,965

                            4,310    Hilliard, Ohio, School District, GO, Refunding, ROCS, VRDN, Series II-R-7503,
                                     3.55% due 12/01/2023 (a)(f)                                                            4,310

                              660    Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, 3.66% due 12/01/2014 (a)        660

                            2,660    Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN, 3.60% due
                                     12/01/2016 (a)                                                                         2,660

                            3,625    Jackson, Ohio, Hospital Facilities, Revenue Refunding Bonds (Consolidated Health
                                     System-Holzer Hospital), VRDN, 3.57% due 10/01/2029 (a)(g)                             3,625

                            2,750    Kent, Ohio, GO, BAN, 4% due 10/19/2006                                                 2,769

                            5,000    Knox County, Ohio, Hospital Facilities Revenue Bonds (Knox Community Hospital
                                     Project), VRDN, 3.56% due 12/01/2029 (a)                                               5,000

                            1,450    Lake County, Ohio, GO, BAN, 4% due 7/25/2006                                           1,459

                            2,500    Lebanon, Ohio, Various Purpose, GO, BAN, 4% due 9/19/2006                              2,517

                            5,000    Licking County, Ohio, Sanitation and Sewer System Improvements, GO, BAN, 4.50%
                                     due 11/30/2006                                                                         5,049

                            4,450    Lima, Ohio, GO, BAN, 4% due 5/04/2006                                                  4,465

                            2,100    Lorain County, Ohio, IDR (Cutting Dynamics Project), VRDN, AMT, 3.66% due
                                     11/01/2021 (a)                                                                         2,100

                            1,165    Lucas County, Ohio, EDR (Hammill Manufacturing Company Project), VRDN, AMT,
                                     3.59% due 5/01/2010 (a)                                                                1,165

                               50    Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Children's Home Project),
                                     VRDN, 3.70% due 12/01/2007 (a)                                                            50

                            1,060    Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Inc.-Northwest Ohio Project),
                                     VRDN, 3.65% due 6/02/2014 (a)                                                          1,060

                            1,775    Mahoning County, Ohio, IDR (Industrial Waste Control Project), VRDN, AMT, 3.66%
                                     due 12/01/2032 (a)                                                                     1,775

                            1,250    Mahoning County, Ohio, Revenue Bonds (Youngstown Community School Project),
                                     VRDN, 3.60% due 2/01/2017 (a)                                                          1,250

                            6,105    Marion, Ohio, GO, BAN, 4.25% due 10/18/2006                                            6,155

                            6,940    Marysville, Ohio, Tax Increment Financing, Revenue Refunding Notes, 4% due
                                     9/13/2006                                                                              6,990

                            1,290    Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 3.76% due
                                     11/01/2018 (a)                                                                         1,290

                            2,000    Mayfield Heights, Ohio, GO, BAN, 3.25% due 1/26/2006                                   2,001

                              940    Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT, 3.66% due
                                     9/01/2012 (a)                                                                            940

                            1,885    Middletown, Ohio, Union Road Improvement Notes, GO, 4.25% due 11/02/2006               1,902

                              635    Montgomery County, Ohio, EDR (Benjamin & Marian Project), VRDN, Series A,
                                     3.60% due 4/01/2011 (a)                                                                  635

                            2,340    Montgomery County, Ohio, Health Care Facilities Revenue Bonds (Kettering
                                     Affiliated Project), VRDN, 3.65% due 5/01/2022 (a)                                     2,340

                            1,545    Montgomery County, Ohio, Health Care Facilities Revenue Bonds (South Community
                                     Inc. Project), VRDN, 3.65% due 9/01/2014 (a)                                           1,545

                            1,420    Montgomery County, Ohio, IDR (Citywide Development Corporation Project), VRDN,
                                     AMT, 3.68% due 12/01/2013 (a)                                                          1,420

                            5,535    Montgomery County, Ohio, M/F Housing Revenue Refunding Bonds (Timber Creek
                                     Village Apartments), VRDN, AMT, 3.61% due 12/01/2027 (a)                               5,535

                            1,210    Municipal Securities Trust Certificates, Revenue Refunding Bonds (Ohio
                                     State Turnpike Commission), VRDN, Series 2000-104, Class A, 3.55% due
                                     11/14/2017 (a)(b)(d)                                                                   1,210

                            1,465    Muskingum County, Ohio, Various Purpose, GO, BAN, 4% due 7/18/2006                     1,471

                            2,500    North Ridgeville, Ohio, Capital Improvement and Equipment, GO, BAN, 4% due
                                     9/21/2006                                                                              2,511

                            3,300    Ohio State Air Quality Development Authority, PCR (Ohio Edison Company), VRDN,
                                     AMT, Series C, 3.40% due 9/01/2018 (a)                                                 3,300

                            2,100    Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                                     Gas and Electric), VRDN, Series A, 3.67% due 9/01/2030 (a)                             2,100

                            2,100    Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                                     Gas and Electric), VRDN, Series B, 3.76% due 9/01/2030 (a)                             2,100

                            5,000    Ohio State Air Quality Development Authority, Revenue Refunding Bonds, ROCS,
                                     VRDN, Series II-R-418, 3.55% due 1/01/2034 (a)                                         5,000

                            1,500    Ohio State, GO, FLOATS, VRDN, Series 945, 3.55% due 6/15/2011 (a)                      1,500

                            9,540    Ohio State, GO, PUTTERS, VRDN, Series 306, 3.55% due 11/01/2018 (a)                    9,540

                            2,465    Ohio State Higher Educational Facilities Commission Revenue Bonds (Mount Vernon
                                     Nazareth College Project), VRDN, 3.60% due 9/01/2009 (a)                               2,465

                            1,875    Ohio State Higher Educational Facilities Commission, Revenue Refunding Bonds
                                     (Pooled Financing), VRDN, 3.61% due 12/01/2016 (a)                                     1,875

                            2,700    Ohio State, IDR (University Forest Products Project), VRDN, AMT, 3.67% due
                                     10/01/2020 (a)                                                                         2,700

                            1,600    Ohio State Solid Waste Revenue Bonds (BP Chemical Inc.), VRDN, AMT, 3.55% due
                                     8/01/2034 (a)                                                                          1,600

                            1,900    Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Inc. Project),
                                     VRDN, AMT, 3.55% due 2/01/2033 (a)                                                     1,900

                            2,600    Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Inc. Project),
                                     VRDN, AMT, 3.55% due 8/01/2034 (a)                                                     2,600

                            4,130    Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Inc. Project),
                                     VRDN, AMT, 3.55% due 8/01/2034 (a)                                                     4,130

                            3,000    Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Inc. Project),
                                     VRDN, AMT, Series 90, 3.55% due 8/01/2034 (a)                                          3,000

                            3,065    Ohio State Solid Waste Revenue Bonds (BP Products of North America), VRDN, AMT,
                                     3.55% due 8/01/2034 (a)                                                                3,065

                            3,200    Ohio State Solid Waste Revenue Bonds (Republic Services, Inc. Project), VRDN,
                                     AMT, 3.85% due 11/01/2035 (a)                                                          3,200

                            9,500    Ohio State Water Development Authority, Pollution Control Facilities Revenue
                                     Bonds (Ohio Edison Company Project), VRDN, AMT, Series B, 3.55% due 9/01/2018 (a)      9,500

                            6,000    Ohio State Water Development Authority, Solid Waste Facilities Revenue Bonds
                                     (PEL Technologies Project), VRDN, AMT, 3.59% due 7/01/2027 (a)                         6,000

                            1,935    Painesville, Ohio, GO, BAN, 4.50% due 11/14/2006                                       1,955

                            1,500    Perrysburg, Ohio, Library Improvements, GO, BAN, 3.65% due 11/09/2006                  1,505

                            2,600    Perrysburg, Ohio, Various Purpose, GO, BAN, 3.65% due 11/09/2006                       2,609

                              790    Portage County, Ohio, Industrial Revenue Bonds (John E. Susong Project), VRDN,
                                     Series B, 3.66% due 5/02/2016 (a)                                                        790

                            1,010    Portage County, Ohio, Industrial Revenue Refunding Bonds (John E. Susong Project),
                                     VRDN, Series A, 3.66% due 5/02/2011 (a)                                                1,010

                            1,435    Portage County, Ohio, Industrial Revenue Refunding Bonds (PM Properties One Ltd.),
                                     VRDN, AMT, 3.68% due 11/01/2012 (a)                                                    1,435

                            2,400    Powell, Ohio, GO, Refunding, BAN, 4% due 11/01/2006                                    2,418

                            2,023    Saint Clairsville, Ohio, GO, BAN, 3.75% due 4/27/2006                                  2,027

                              675    Sandusky County, Ohio, IDR (Magnesium Refining Technologies Inc. Project), VRDN,
                                     AMT, Series A, 3.66% due 9/01/2007 (a)                                                   675

                              865    Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN, AMT, 3.70%
                                     due 2/01/2010 (a)                                                                        865

                            2,000    Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost Services Inc.
                                     Project), VRDN, AMT, 3.66% due 12/01/2011 (a)                                          2,000

                              785    Summit County, Ohio, IDR (Ace Precision Industries Inc. Project), VRDN, 3.75%
                                     due 7/01/2014 (a)                                                                        785

                              665    Summit County, Ohio, IDR (Waldonia Investment Project), VRDN, AMT, 3.66% due
                                     7/01/2018 (a)                                                                            665

                            1,200    Tiffin, Ohio, Sanitary Sewer Improvement Notes, GO, Series 2, 4.50% due 12/07/2006     1,211

                            3,500    Toledo, Ohio, City School District, GO, PUTTERS, VRDN, Series 655, 3.55% due
                                     12/01/2011 (a)(d)                                                                      3,500

                            3,500    Trumbull County, Ohio, IDR (Ellwood Engineered Casting Company, Refunding, VRDN,
                                     AMT, 3.66% due 4/01/2013 (a)                                                           3,500

                              500    Union County, Ohio, IDR (Union Aggregates Company Project), VRDN, AMT, 3.65% due
                                     11/01/2006 (a)                                                                           500

                            2,550    Upper Valley Joint Vocational School District, Ohio, GO, BAN, 4.25% due 11/28/2006     2,568

                              675    Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 3.75% due
                                     5/01/2016 (a)                                                                            675

                              825    Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley Dillon),
                                     VRDN, 3.66% due 4/01/2011 (a)                                                            825

                            1,150    Warren County, Ohio, IDR (PAC Manufacturing LLC Project), VRDN, AMT, 3.67% due
                                     12/01/2025 (a)                                                                         1,150

                            1,935    West Chester Township, Ohio, BAN, 4% due 8/10/2006                                     1,946

                            3,565    West Chester Township, Ohio, Tax Increment Financing Revenue Bonds (West Chester
                                     Streets Project), VRDN, 3.63% due 12/01/2021 (a)                                       3,565

                              890    Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 3.68% due
                                     6/01/2009 (a)                                                                            890

                              260    Wood County, Ohio, IDR (Centaur Tool and Die Inc. Project), VRDN, AMT, 3.75%
                                     due 8/01/2010 (a)                                                                        260

                            1,500    Wood County, Ohio, IDR (Jerl Machine Project), VRDN, AMT, 3.52% due 9/01/2016 (a)      1,500

                              485    Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 3.75% due
                                     5/01/2010 (a)                                                                            485

Puerto Rico - 2.2%          1,500    Puerto Rico Government Development Bank, CP, 3.45% due 1/03/2006                       1,500

                            6,000    Puerto Rico Government Development Bank, CP, 3.50% due 1/04/2006                       6,000

                              430    Puerto Rico Government Development Bank, CP, 3.50% due 1/04/2006                         430

                                     Total Investments (Cost - $360,809*) - 99.2%                                         360,809
                                     Other Assets Less Liabilities - 0.8%                                                   2,854
                                                                                                                      -----------
                                     Net Assets - 100.0%                                                              $   363,663
                                                                                                                      ===========

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) AMBAC Insured.

(d) FGIC Insured.

(e) FSA Insured.

(f) MBIA Insured.

(g) Radian Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006